Allowance for expected credit losses - Disclosure of Generation of Multiple Economic Assumptions by Quarter and by Year (Details)	Jun. 30, 2025	Dec. 31, 2024
2024 to 2028 average % | Upside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.60%	1.60%
Unemployment rate	3.50%	3.20%
House price growth	5.80%	5.10%
Commercial real estate price growth	3.60%	3.70%
UK Bank Rate	4.76%	5.08%
CPI inflation	2.90%	2.80%
2024 to 2028 average % | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.30%	1.20%
Unemployment rate	4.70%	4.50%
House price growth	2.60%	2.00%
Commercial real estate price growth	0.90%	1.10%
UK Bank Rate	3.64%	3.98%
CPI inflation	2.70%	2.50%
2024 to 2028 average % | Downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.50%	0.50%
Unemployment rate	6.80%	6.40%
House price growth	(2.40%)	(2.40%)
Commercial real estate price growth	(3.00%)	(2.70%)
UK Bank Rate	1.61%	2.36%
CPI inflation	2.10%	2.10%
2024 to 2028 average % | Severe downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	(0.10%)	(0.10%)
Unemployment rate	9.00%	8.40%
House price growth	(6.90%)	(6.70%)
Commercial real estate price growth	(8.60%)	(7.50%)
UK Bank Rate – modelled	0.94%	1.62%
UK Bank Rate – adjusted	3.15%	3.19%
CPI inflation – modelled	1.50%	1.70%
CPI inflation – adjusted	3.10%	2.10%
2024 to 2028 average % | Probability-weighted
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.00%	1.00%
Unemployment rate	5.40%	5.10%
House price growth	1.20%	0.80%
Commercial real estate price growth	(0.40%)	(0.10%)
UK Bank Rate – modelled	3.10%	3.59%
UK Bank Rate – adjusted	3.32%	3.74%
CPI inflation – modelled	2.40%	2.40%
CPI inflation – adjusted	2.60%	2.40%
2024% | Upside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.20%	0.80%
Unemployment rate	4.40%	4.30%
House price growth	3.60%	3.40%
Commercial real estate price growth	5.10%	0.70%
UK Bank Rate	4.21%	5.06%
CPI inflation	3.30%	2.60%
2024% | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.00%	0.80%
Unemployment rate	4.80%	4.30%
House price growth	2.60%	3.40%
Commercial real estate price growth	1.60%	0.70%
UK Bank Rate	4.13%	5.06%
CPI inflation	3.30%	2.60%
2024% | Downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.60%	0.80%
Unemployment rate	5.20%	4.30%
House price growth	1.60%	3.40%
Commercial real estate price growth	(1.60%)	0.70%
UK Bank Rate	4.02%	5.06%
CPI inflation	3.30%	2.60%
2024% | Severe downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.10%	0.80%
Unemployment rate	5.80%	4.30%
House price growth	0.80%	3.40%
Commercial real estate price growth	(6.50%)	0.70%
UK Bank Rate – modelled	3.88%	5.06%
UK Bank Rate – adjusted	4.34%	5.06%
CPI inflation – modelled	3.30%	2.60%
CPI inflation – adjusted	3.50%	2.60%
2024% | Probability-weighted
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.90%	0.80%
Unemployment rate	4.90%	4.30%
House price growth	2.40%	3.40%
Commercial real estate price growth	0.90%	0.70%
UK Bank Rate – modelled	4.09%	5.06%
UK Bank Rate – adjusted	4.14%	5.06%
CPI inflation – modelled	3.30%	2.60%
CPI inflation – adjusted	3.30%	2.60%
2025% | Upside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	2.00%	1.90%
Unemployment rate	3.50%	3.50%
House price growth	6.50%	3.70%
Commercial real estate price growth	8.10%	7.80%
UK Bank Rate	4.50%	4.71%
CPI inflation	2.50%	2.80%
2025% | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.00%	1.00%
Unemployment rate	5.00%	4.70%
House price growth	3.00%	2.10%
Commercial real estate price growth	1.10%	0.30%
UK Bank Rate	3.56%	4.19%
CPI inflation	2.70%	2.80%
2025% | Downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	(1.20%)	(0.50%)
Unemployment rate	7.20%	6.00%
House price growth	(0.80%)	0.60%
Commercial real estate price growth	(6.80%)	(7.80%)
UK Bank Rate	1.90%	3.53%
CPI inflation	2.50%	2.80%
2025% | Severe downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	(3.00%)	(1.90%)
Unemployment rate	9.70%	7.70%
House price growth	(3.90%)	(0.80%)
Commercial real estate price growth	(16.00%)	(17.40%)
UK Bank Rate – modelled	0.68%	2.68%
UK Bank Rate – adjusted	3.09%	4.03%
CPI inflation – modelled	2.50%	2.80%
CPI inflation – adjusted	3.80%	3.60%
2025% | Probability-weighted
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.20%	0.50%
Unemployment rate	5.70%	5.00%
House price growth	2.20%	1.80%
Commercial real estate price growth	(0.90%)	(1.70%)
UK Bank Rate – modelled	3.06%	4.00%
UK Bank Rate – adjusted	3.30%	4.13%
CPI inflation – modelled	2.50%	2.80%
CPI inflation – adjusted	2.70%	2.90%
First quarter 2025% | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.70%	0.70%
Unemployment rate	4.50%	4.30%
House price growth	2.90%	0.40%
Commercial real estate price growth	2.50%	(5.30%)
UK Bank Rate	4.50%	5.25%
CPI inflation	2.80%	3.50%
Second quarter 2025% | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.00%	0.40%
Unemployment rate	4.70%	4.20%
House price growth	3.10%	1.80%
Commercial real estate price growth	2.70%	(4.70%)
UK Bank Rate	4.25%	5.25%
CPI inflation	3.60%	2.10%
Third quarter 2025% | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.10%	0.00%
Unemployment rate	4.90%	4.30%
House price growth	2.70%	4.60%
Commercial real estate price growth	2.60%	(2.80%)
UK Bank Rate	4.00%	5.00%
CPI inflation	3.40%	2.00%
Fourth quarter 2025% | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.20%	0.10%
Unemployment rate	5.00%	4.40%
House price growth	2.60%	3.40%
Commercial real estate price growth	1.60%	0.70%
UK Bank Rate	3.75%	4.75%
CPI inflation	3.50%	2.50%
2026% | Upside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.80%	2.20%
Unemployment rate	3.10%	2.80%
House price growth	7.90%	6.50%
Commercial real estate price growth	3.80%	6.70%
UK Bank Rate	4.84%	5.02%
CPI inflation	2.70%	2.60%
2026% | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.50%	1.40%
Unemployment rate	4.70%	4.70%
House price growth	2.30%	1.00%
Commercial real estate price growth	1.30%	2.50%
UK Bank Rate	3.50%	3.63%
CPI inflation	2.40%	2.40%
2026% | Downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.60%	(0.40%)
Unemployment rate	7.50%	7.40%
House price growth	(5.90%)	(5.50%)
Commercial real estate price growth	(1.60%)	(3.10%)
UK Bank Rate	0.99%	1.56%
CPI inflation	1.90%	2.30%
2026% | Severe downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.00%	(1.50%)
Unemployment rate	10.20%	10.00%
House price growth	(13.40%)	(12.40%)
Commercial real estate price growth	(7.40%)	(8.50%)
UK Bank Rate – modelled	0.11%	0.28%
UK Bank Rate – adjusted	2.80%	2.70%
CPI inflation – modelled	1.40%	1.90%
CPI inflation – adjusted	3.20%	2.10%
2026% | Probability-weighted
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.10%	0.80%
Unemployment rate	5.60%	5.50%
House price growth	0.00%	(0.70%)
Commercial real estate price growth	0.30%	1.00%
UK Bank Rate – modelled	2.81%	3.09%
UK Bank Rate – adjusted	3.08%	3.33%
CPI inflation – modelled	2.20%	2.40%
CPI inflation – adjusted	2.40%	2.40%
First quarter 2026% | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.30%	0.20%
Unemployment rate	5.00%	4.50%
House price growth	3.70%	3.60%
Commercial real estate price growth	1.20%	1.80%
UK Bank Rate	3.75%	4.50%
CPI inflation	3.00%	2.40%
Second quarter 2026% | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.30%	0.30%
Unemployment rate	5.00%	4.60%
House price growth	4.00%	4.00%
Commercial real estate price growth	1.00%	1.40%
UK Bank Rate	3.50%	4.25%
CPI inflation	2.60%	3.00%
Third quarter 2026% | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.40%	0.30%
Unemployment rate	4.90%	4.70%
House price growth	3.50%	3.00%
Commercial real estate price growth	1.00%	0.90%
UK Bank Rate	3.50%	4.00%
CPI inflation	2.60%	2.90%
Fourth quarter 2026% | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.40%	0.30%
Unemployment rate	4.90%	4.80%
House price growth	3.00%	2.10%
Commercial real estate price growth	1.10%	0.30%
UK Bank Rate	3.50%	4.00%
CPI inflation	2.40%	2.70%
2027% | Upside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.40%	1.50%
Unemployment rate	3.10%	2.70%
House price growth	6.20%	6.60%
Commercial real estate price growth	1.10%	3.20%
UK Bank Rate	5.05%	5.19%
CPI inflation	3.10%	2.90%
2027% | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.50%	1.50%
Unemployment rate	4.50%	4.50%
House price growth	2.50%	1.40%
Commercial real estate price growth	0.30%	1.90%
UK Bank Rate	3.50%	3.50%
CPI inflation	2.50%	2.40%
2027% | Downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.30%	1.00%
Unemployment rate	7.20%	7.40%
House price growth	(4.70%)	(6.60%)
Commercial real estate price growth	(2.30%)	(0.90%)
UK Bank Rate	0.68%	0.96%
CPI inflation	1.50%	1.80%
2027% | Severe downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.20%	0.70%
Unemployment rate	9.80%	10.00%
House price growth	(10.90%)	(13.60%)
Commercial real estate price growth	(6.70%)	(5.50%)
UK Bank Rate – modelled	0.03%	0.08%
UK Bank Rate – adjusted	2.77%	2.23%
CPI inflation – modelled	0.50%	1.00%
CPI inflation – adjusted	2.80%	1.40%
2027% | Probability-weighted
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.40%	1.20%
Unemployment rate	5.40%	5.40%
House price growth	0.10%	(1.00%)
Commercial real estate price growth	(1.00%)	0.70%
UK Bank Rate – modelled	2.77%	2.90%
UK Bank Rate – adjusted	3.04%	3.12%
CPI inflation – modelled	2.20%	2.20%
CPI inflation – adjusted	2.40%	2.30%
2028% | Upside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.40%	1.40%
Unemployment rate	3.20%	2.80%
House price growth	4.80%	5.40%
Commercial real estate price growth	0.40%	0.50%
UK Bank Rate	5.21%	5.42%
CPI inflation	3.10%	3.00%
2028% | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.50%	1.50%
Unemployment rate	4.50%	4.50%
House price growth	2.80%	2.40%
Commercial real estate price growth	0.00%	0.00%
UK Bank Rate	3.50%	3.50%
CPI inflation	2.40%	2.20%
2028% | Downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.50%	1.50%
Unemployment rate	7.00%	7.10%
House price growth	(1.80%)	(3.40%)
Commercial real estate price growth	(2.70%)	(2.30%)
UK Bank Rate	0.46%	0.68%
CPI inflation	1.10%	1.20%
2028% | Severe downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.40%	1.30%
Unemployment rate	9.40%	9.70%
House price growth	(6.30%)	(8.80%)
Commercial real estate price growth	(5.70%)	(5.70%)
UK Bank Rate – modelled	0.01%	0.02%
UK Bank Rate – adjusted	2.76%	1.95%
CPI inflation – modelled	(0.10%)	0.10%
CPI inflation – adjusted	2.40%	0.80%
2028% | Probability-weighted
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.40%	1.40%
Unemployment rate	5.40%	5.30%
House price growth	1.10%	0.40%
Commercial real estate price growth	(1.20%)	(1.10%)
UK Bank Rate – modelled	2.75%	2.88%
UK Bank Rate – adjusted	3.03%	3.08%
CPI inflation – modelled	2.00%	1.90%
CPI inflation – adjusted	2.20%	2.00%